Document and Entity Information	May 06, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000049754
Document Type	8-K/A
Document Period End Date	May 06, 2026
Entity Registrant Name	Dine Brands Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-15283
Entity Tax Identification Number	95-3038279
Entity Address, Address Line One	10 West Walnut Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	(818)
Local Phone Number	240-6055
Security 12b Title	Common Stock, $.01 Par Value
Trading Symbol	DIN
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On May 6, 2026, Dine Brands Global, Inc., a Delaware corporation (the “Corporation”), issued a press release announcing its first quarter 2026 financial results (the “Earnings Release”). Subsequent to the issuance of the Earnings Release, the Corporation discovered that, due to an inadvertent error, adjusted net income for the first quarter of 2026 was reported as $13.5 million and adjusted earnings per diluted share was reported as $1.07. The correct adjusted net income for the first quarter of 2026 is $11.1 million and the correct adjusted earnings per diluted share is $0.88. A press release reflecting these corrections is attached hereto as Exhibit 99.1 and is incorporated herein by reference.